MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
Two World Trade Center
New York, New York 10048
212 392-1600






                                        					March 14, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Dean Witter New York Tax-Free Income Fund
     File No. 811-4222
     Rule 497J Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497c would
not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 27, 2001.

 							Very truly yours,
				        		/s/LouAnne McInnis
							LouAnne McInnis
							Assistant Secretary



cc: 	Barry Fink Esq.
      Larry Greene